CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

19.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

The subsidiaries did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries” and the income or loss of the subsidiaries is presented as “Equity in (loss) gain of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2020.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	December 31,	December 31,
	2021	2020
ASSETS
Current Assets
Cash and cash equivalents	$1,607,807	$27
Due from related parties	28,667	—
Other current assets	24,902	1,290
Total Current Assets	1,661,376	1,317

Investments in subsidiaries	28,517,348	36,844,746
Amounts due from subsidiaries	43,908,651	4,823,017
Total Assets	$74,087,375	$41,669,080

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related parties	$8,170	$8,219
Warrant liabilities	2,744	—
Accrued expenses and other liabilities	15,172	—
Total Liabilities	26,086	8,219

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 29,260,784 and 20,400,000 shares issued and outstanding at December 31, 2021 and 2020, respectively)	14,630	10,200
Additional paid-in capital	41,564,519	3,814,665
Retained earnings	29,894,597	36,642,050
Accumulated other comprehensive income	2,587,543	1,193,946
Total Shareholders’ Equity	74,061,289	41,660,861

Total Liabilities and Shareholders’ Equity	$74,087,375	$41,669,080

Condensed statements of comprehensive (loss) income

	For the Years Ended
	December 31,
	2021	2020	2019
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating Expenses
General and administrative expenses	(787,744)	(3,197)	(195,119)

Loss from Operations	(787,744)	(3,197)	(195,119)

Equity in (loss) gain of subsidiaries	$(8,327,398)	$6,947,862	$11,369,695
Interest income	57	26	—
Changes in fair value of warrant liabilities	2,367,632	—	—
Net (Loss) Income Before Income Taxes	$(6,747,453)	$6,944,691	$11,174,576

Income tax expense	—	—	—

Net (Loss) Income	$(6,747,453)	$6,944,691	$11,174,576

Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,393,597	2,531,676	(333,548)
Comprehensive (Loss) Income	$(5,353,856)	$9,476,367	$10,841,028

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2021	2020	2019
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$(824,929)	$26	$—

Cash Flows from Investing Activities:
Loans made to subsidiaries	(38,300,000)	—	—
Net Cash Used in Investing Activities	(38,300,000)	—	—

Cash Flows from Financing Activities:
Capital injection from shareholders	—	—	1
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	26,597,919	—	—
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	4,154,987	—	—
Issuance of units pursuant to a private placement, net of issuance costs	9,852,486	—	—
Net Cash Provided by Financing Activities	40,605,392	—	1

Effect of exchange rate changes on cash and cash equivalents	127,317	—	—

Net increase in cash and cash equivalents	1,607,780	26	1
Cash and cash equivalents at beginning of year	27	1	—
Cash and cash equivalents at end of year	$1,607,807	$27	$1